MONEY MARKET PORTFOLIO (Second Summary Prospectus) | MONEY MARKET PORTFOLIO
THE MONEY MARKET PORTFOLIO

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in municipal obligations. ***
The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":

•   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE